Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of intangible assets	$ 61,300	$ 8,100	$ 3,800
Weighted average remaining amortization period	8 years	9 years 4 months 26 days